Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Statement Line Items [Line Items]
Amortisation method, intangible assets other than goodwill	9 years
Top of range [member]
Statement Line Items [Line Items]
Amortisation method, intangible assets other than goodwill	20 years